INCOME TAXES - Deferred income tax assets and liabilities (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Deferred tax assets:
Net loss carryforward	¥ 1,105	¥ 1,091
Deferred revenue	674	562
Long-term assets	377	485
Bad debt provision	92	80
Accrued payroll	97	110
Others	150	121
Valuation allowance	(655)	(718)	¥ (675)
Total deferred tax assets, net of valuation allowance	1,840	1,731
Deferred tax liabilities:
Fair value adjustment for Building, land use rights and identified intangible assets due to acquisition	1,548	1,405
Withholding tax	322	191
Total deferred tax liabilities	1,870	1,596
Net deferred tax assets		135
Net deferred tax liabilities	(30)
Analysis as:
Deferred tax assets	1,157	1,054		$ 165
Deferred tax liabilities	1,187	919		$ 170
Net deferred tax assets		135
Net deferred tax liabilities	(30)
Movement of the valuation allowance
Balance at the beginning of the year	(718)	(675)	(731)
Provided	(28)	(271)	(145)
Reversed	17	177	165
Written off	74	51	36
Balance at the end of the year	¥ (655)	¥ (718)	¥ (675)